Risk Management - Summary of Maturity Analysis for Non Derivative Financial Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		₩ 2,635,238	₩ 2,029,584	₩ 1,810,129	₩ 1,358,345
Financial assets at fair value through other comprehensive income		435,107	358,559
Financial assets at amortised cost		25,273	14,422
Loans		939,126	821,094
Long-term/short-term financial instruments		1,728,508	2,062,103
Financial assets at fair value through profit or loss		1,032,864	1,881,382
Trade and other receivables		10,036,206	9,784,899
Financial assets held for managing liquidity risk		16,832,322	16,952,043
Less than 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		2,635,238	2,029,584
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortised cost		15,422	13,149
Loans		88,396	78,805
Long-term/short-term financial instruments		1,278,014	1,483,482
Financial assets at fair value through profit or loss		360,833	1,196,101
Trade and other receivables		8,123,455	7,920,005
Financial assets held for managing liquidity risk		12,501,358	12,721,126
1~5 Years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		0	0
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortised cost		9,840	1,265
Loans		443,146	385,571
Long-term/short-term financial instruments		171,636	252,349
Financial assets at fair value through profit or loss		346	0
Trade and other receivables		1,233,703	1,160,400
Financial assets held for managing liquidity risk		1,858,671	1,799,585
More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		0	0
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortised cost		11	8
Loans		407,584	325,212
Long-term/short-term financial instruments		286	386
Financial assets at fair value through profit or loss		3,130	2,690
Trade and other receivables		679,048	704,494
Financial assets held for managing liquidity risk		1,090,059	1,032,790
Other
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents	[1]	0	0
Financial assets at fair value through other comprehensive income	[1]	435,107	358,559
Financial assets at amortised cost	[1]	0	0
Loans	[1]	0	31,506
Long-term/short-term financial instruments	[1]	278,572	325,886
Financial assets at fair value through profit or loss	[1]	668,555	682,591
Trade and other receivables	[1]	0	0
Financial assets held for managing liquidity risk	[1]	₩ 1,382,234	₩ 1,398,542

[1]	The maturities cannot be presently determined.